Acquisitions	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Jan. 31, 2014
Business Combinations [Abstract]
Acquisition
3.  Acquisitions

On October 27, 2014, AMM, an affiliate of the Company made an initial capital contribution of $613,889 (the “Initial Contribution”) to ApolloMed Palliative in exchange for 51% of the membership interests of ApolloMed Palliative. ApolloMed Palliative used the Initial Contribution, in conjunction with funds contributed by other investors in ApolloMed Palliative, to finance the closing payments for the acquisitions described immediately below. In connection with this arrangement, the Company entered into a consulting agreement with one of ApolloMed Palliative’s members. The consulting agreement has a 6 year term, and provides for the member to receive $15,000 in cash per month, and for the member to be eligible to receive stock-based awards under the Company’s 2013 Equity Incentive Plan as determined by the Company’s Board of Directors. Immediately prior to closing the transactions described below, and as condition precedent to ApolloMed Palliative closing the transactions, the selling equity owners in each transaction described below contributed specific equity interests to ApolloMed Palliative in return for interests in ApolloMed Palliative pursuant to contributions agreements.

BCHC

Subject to the terms and conditions of that certain Membership Interest Purchase Agreement (the “BCHC Agreement”), dated October 27, 2014, by and among ApolloMed Palliative, the Company, the members of BCHC, and BCHC, ApolloMed Palliative agreed to purchase all of the remaining membership interests in BCHC for $900,000 in cash and $230,862 of equity consideration in APS, subject to reduction if BCHC’s working capital was less than $145,000 as of the closing of the transaction. APS agreed to pay a contingent payment of up to a further $400,000 (the “BCHC Contingent Payment”) to one seller and one employee of BCHC. The BCHC Contingent Payment will be paid in two installments of $100,000 to each of the seller and the employee within sixty days of each of the first and second anniversaries of the transaction, and is contingent upon, as of each applicable date, the seller’s and the employee’s employment, as applicable, continuing or having been terminated without cause and, for the employee, meeting certain productivity targets. The Company absolutely, unconditionally and irrevocably guaranteed payment of the BCHC Contingent Payment if ApolloMed Palliative fails to make any payment. The contingent payments were accounted for as compensation consideration and will be accrued ratably over the two year term of the agreement.

The Company accounted for the acquisition as a business combination using the acquisition method of accounting which requires, among other things, that assets acquired and liabilities assumed be recognized at their fair values as of the purchase date and be recorded on the balance sheet. The process for estimating the fair values of identifiable intangible assets involves the use of significant estimates and assumptions, including estimating future cash flows and developing appropriate discount rates. The value of the 16% equity interest in APS was determined by aggregating the fair value of BCHC and HCHHA which are the only assets in APS and applying the 16% ownership interest in APS to the aggregated amount. The acquisition-date fair value of the consideration transferred was as follows:

Cash consideration	$900,000
Fair value of equity consideration	230,862
Working capital adjustment	(9,294)
$1,121,568

Transaction costs are not included as a component of consideration transferred and were expensed as incurred. The related transaction costs expensed for the three and nine months ended December 31, 2014 were approximately $110,000 and are included in general and administrative expenses in the condensed consolidated statements of operations and comprehensive loss.

Under the acquisition method of accounting, the total purchase price was allocated to the underlying tangible and intangible assets acquired and liabilities assumed based on their respective fair values, with the remainder allocated to goodwill. Goodwill is not deductible for tax purposes. The preliminary allocation of the total purchase price to the net assets acquired and liabilities assumed and included in the Company’s condensed consolidated balance sheet at December 31, 2014 is as follows:

Cash and cash equivalents	$77,020
Accounts receivable	172,402
Prepaid expenses and other current assets	467
Property and equipment	7,130
Identifiable intangible assets	532,000
Goodwill	542,577
Total assets acquired	1,331,596

Accounts payable and accrued liabilities	210,028
Total liabilities assumed	210,028

Net assets acquired	$1,121,568

 The intangible assets acquired consisted of the following:

	Life
	(yrs.)	Additions
Medicare license	Indefinite	$462,000
Trade name	5	521,000
Non-compete agreements	5	19,000
		$532,000

The fair value of the Medicare license was determined based on the present value of a five year projected opportunity cost of not being able to operate with a Medicare license using a discount rate of 15.0%. The trade name was computed using the relief from royalty method, assuming a 1% royalty rate, and the non-compete agreements were valued using a with-and-without method.

HCHHA

Subject to the terms and conditions of that certain Stock Purchase Agreement (the “HCHHA Agreement”), dated October 27, 2014, by and among ApolloMed Palliative, the sole shareholder of HCHHA, and HCHHA, ApolloMed Palliative agreed to purchase all of the remaining shares of HCHHA for $300,000 in cash and $43,286 of equity consideration in APS, subject to reduction if HCHHA’s working capital was less than $50,000 as of the closing of the transaction. ApolloMed Palliative agreed to pay a contingent payment of up to a further $150,000 (the “HCHHA Contingent Payment”). The HCHHA Contingent Payment will be paid in two installments of $75,000 to the seller within sixty days of each of the first and second anniversaries of the transaction, and is contingent upon, as of each applicable date, the seller’s employment continuing or having been terminated without cause and the seller meeting certain productivity targets. The contingent payments were accounted for as compensation consideration and will be accrued ratably over the term of the agreement.

The Company accounted for the acquisition as a business combination using the acquisition method of accounting which requires, among other things, that assets acquired and liabilities assumed be recognized at their fair values as of the purchase date and be recorded on the balance sheet. The process for estimating the fair values of identifiable intangible assets involves the use of significant estimates and assumptions, including estimating future cash flows and developing appropriate discount rates. The value of the 3% equity interest in APS was determined by aggregating the fair value of BCHC and HCHHA which are the only assets in APS and applying the 3% ownership interest in APS to the aggregated amount. The acquisition-date fair value of the consideration transferred was as follows:

Cash consideration	$300,000
Fair value of equity consideration	43,286
Working capital adjustment	(21,972)
$321,314

Transaction costs are not included as a component of consideration transferred and were expensed as incurred. The related transaction costs expensed for the three and nine months ended December 31, 2014 were approximately $16,000 and are included in general and administrative expenses in the condensed consolidated statements of operations and comprehensive loss.

Under the acquisition method of accounting, the total purchase price was allocated to the underlying tangible and intangible assets acquired and liabilities assumed based on their respective fair values, with the remainder allocated to goodwill. Goodwill is not deductible for tax purposes. The preliminary allocation of the total purchase price to the net assets acquired and liabilities assumed and included in the Company’s condensed consolidated balance sheet at December 31, 2014 is as follows:

Cash and cash equivalents	$(37,087)
Accounts receivable	172,149
Property and equipment	3,035
Identifiable intangible assets	284,000
Goodwill	102,651
Total assets acquired	524,748

Accounts payable and accrued liabilities	107,035
Deferred tax liability	96,399
Total liabilities assumed	203,434

Net assets acquired	$321,314

The intangible assets acquired consisted of the following:

	Life
	(yrs.)	Additions
Medicare license	Indefinite	$242,000
Trade name	5	38,000
Non-compete agreements	5	4,000
		$284,000

The fair value of the Medicare license was determined based on the present value of a five year projected opportunity cost of not being able to operate with a Medicare License using a discount rate of 15.0%. The trade name was computed using the relief from royalty method, assuming a 1% royalty rate, and the non-compete agreements were valued using a with-and-without method.

SCHC

On July 22, 2014, pursuant to a Stock Purchase Agreement dated as of July 21, 2014 (the “Purchase Agreement”) by and among the SCHC, a Medical Corporation that provides professional medical services in Los Angeles County, California, the shareholders of SCHC (the “Sellers”) and a Company affiliate, SCHC Acquisition, A Medical Corporation (the “Affiliate”), solely owned by Dr. Warren Hosseinion as physician shareholder and the Chief Executive Officer of the Company, the Affiliate acquired all of the outstanding shares of capital stock of SCHC from the Sellers. The purchase price for the shares was (i) $2,000,000 in cash, (ii) $428,391 to pay off and discharge certain indebtedness of SCHC (iii) warrants to purchase up to 100,000 shares of the Company’s common stock at an exercise price of $10.00 per share and (iv) a contingent amount of up to $1,000,000 payable, if at all, in cash. The acquisition was funded by an intercompany loan from AMM, which also provided an indemnity in favor of one of the Sellers relating to certain indebtedness of SCHC that remained outstanding following the closing of the acquisition. Following the acquisition of SCHC, the Affiliate was merged with and into SCHC, with SCHC being the surviving corporation. The indebtedness of SCHC was paid off following the acquisition and did not remain outstanding as of December 31, 2014.

In connection with the acquisition of SCHC, AMM entered into a management services agreement with the Affiliate on July 21, 2014. As a result of the Affiliate’s merger with and into SCHC, SCHC is now the counterparty to this management services agreement and bound by its terms. Pursuant to the management services agreement, AMM will manage all non-medical services for SCHC, will have exclusive authority over all non-medical decision making related to the ongoing business operations of SCHC, and is the primary beneficiary of SCHC, and the financial statements of SCHC will be consolidated as a variable interest entity with those of the Company from July 21, 2014.

The Company accounted for the acquisition as a business combination using the acquisition method of accounting which requires, among other things, that assets acquired and liabilities assumed be recognized at their fair values as of the purchase date and be recorded on the balance sheet. The process for estimating the fair values of identifiable intangible assets involves the use of significant estimates and assumptions, including estimating future cash flows and developing appropriate discount rates. The acquisition-date fair value of the consideration transferred was as follows:

Cash consideration	$2,428,391
Fair value of warrant consideration	132,000
$2,560,391

The fair value of the warrant consideration of $132,000 was classified as equity. and was determined using the Black-Scholes option pricing model using the following inputs: share price of $5.40 (adjusted for a lack of control discount), exercise price of $10.00, expected term of 4 years, volatility of 54% and a risk free interest rate of 1.35%.

A contingent payment obligation of $1,000,000 was considered a post-combination transaction and therefore it will be recorded as post-combination compensation expense over the term of the arrangement and not as purchase consideration. The compensation expense will be accrued in each reporting period using the total probability weighted payment of $827,000 (calculated as of December 31, 2014), allocated to each quarter, and between each Seller, pro rata over the term of the arrangement according to the relative weight of the payment milestones. The remaining liability will be re-measured at every reporting period date, with any adjustment reflected prospectively in compensation expense.

Transaction costs are not included as a component of consideration transferred and were expensed as incurred. The related transaction costs expensed for the three and nine months ended December 31, 2014 were approximately $0 and $124,000, respectively, and are included in general and administrative expenses in the condensed consolidated statements of operations and comprehensive loss.

Under the acquisition method of accounting, the total purchase price was allocated to the underlying tangible and intangible assets acquired and liabilities assumed based on their respective fair values, with the remainder allocated to goodwill. Goodwill is not deductible for tax purposes. The preliminary allocation of the total purchase price to the net assets acquired and liabilities assumed and included in the Company’s condensed consolidated balance sheet at December 31, 2014 is as follows:

Cash and cash equivalents	$264,601
Accounts receivable	840,433
Receivable from affiliate	67,714
Prepaid expenses and other current assets	82,430
Property and equipment	584,377
Identifiable intangible assets	1,121,000
Goodwill	161,559
Other assets	66,762
Total assets acquired	3,188,876

Accounts payable and accrued liabilities	134,427
Note payable to financial institution	463,582
Deferred tax liability	30,477
Total liabilities assumed	628,485

Net assets acquired	$2,560,391

The intangible assets acquired consisted of the following:

	Life
	(yrs.)	Additions
Network relationships	5	$910,000
Trade name	5	110,000
Non-compete agreements	3	101,000
		$1,121,000

The network relationships were valued using the multi-period excess earnings method based on projected revenue and earnings over a 5 year period. The trade name was computed using the relief from royalty method, assuming a 1% royalty rate, and the non-compete agreements were valued using a with-and-without method.

AKM

In May 2014, AMM entered into a management services agreement with AKM Acquisition Corp, Inc. (“AKMA”), a newly-formed provider of physician services and an affiliate of the Company owned by Dr. Warren Hosseinion as a physician shareholder, to manage all non-medical services for AKMA. AMM has exclusive authority over all non-medical decision making related to the ongoing business operations of AKMA and is the primary beneficiary; consequently, AMM consolidated the revenue and expenses of AKMA from the date of execution of the management services agreements. On May 30, 2014, AKMA entered into a stock purchase agreement (the “AKM Purchase Agreement”) with the shareholders of AKM Medical Group, Inc. (“AKM”), a Los Angeles, CA-based independent practice association. Immediately following the closing, AKMA merged with and into AKM, with AKM being the surviving entity and assuming the rights and obligations under the management services agreement. Under the AKM Purchase Agreement all of the issued and outstanding shares of capital stock of AKM were acquired for approximately $280,000, of which $140,000 was paid at closing and $136,822 (the “Holdback Liability”) is payable, if at all, subject to the outcome of incurred but not reported risk-pool claims and other contingent claims that existed at the acquisition date.

The Company accounted for the acquisition as a business combination using the acquisition method of accounting which requires, among other things, that assets acquired and liabilities assumed be recognized at their fair values as of the purchase date and be recorded on the balance sheet. The process for estimating the fair values of identifiable intangible assets involves the use of significant estimates and assumptions, including estimating future cash flows and developing appropriate discount rates.  The acquisition-date fair value of the consideration transferred was as follows:

Cash consideration	$140,000
Fair value of holdback consideration due to seller	376,236
Total purchase consideration	$516,236

Under the acquisition method of accounting, the total purchase price was allocated to AKM’s net tangible assets based on their estimated fair values as of the closing date. The allocation of the total purchase price to the net assets acquired and included in the Company’s condensed consolidated balance sheet is as follows:

		Subsequent
	Provisional	Change In	Revised
	Estimated	Valuation	Fair
	Value	Estimate	Value
Cash consideration	$140,000	$-	$140,000
Holdback consideration	136,822	239,414	376,236
Total consideration	$276,822	$239,414	$516,236

Cash and cash equivalents	$356,359		$356,359
Marketable securities	389,094		389,094
Accounts receivable	27,217		27,217
Prepaid expenses and other assets	26,311		26,311
Intangibles	156,000		156,000
Goodwill	(216,563)	301,556	84,993
Accounts payable and accrued liabilities	(40,439)	(16,072)	(56,511)
Deferred tax liability	-	(46,070)	(46,070)
Medical payables	(421,157)		(421,157)
Net assets acquired	$276,822	$239,414	$516,236

Goodwill is not deductible for tax purposes.

Under the AKM Purchase Agreement, former shareholders of AKM are entitled to be paid the Holdback Amount of up to approximately $376,000 within 6 months of the Closing Date. No later than 30 days after the six month period, AKM will prepare a closing statement which will state the actual cash position (as defined) (“Actual Cash Position”) of AKM. If the actual cash position of AKM is less than $461,104 (the “Target Amount”), the former shareholders of AKM will pay the difference between the Target Amount and the Actual Cash Position, which will be deducted from the Holdback Amount, but in no case will exceed the amount previously paid to the former shareholders of AKM in connection with the transaction. If the Actual Cash Position exceeds the Target Amount, then that difference will be added to the Holdback Amount. Any indemnification payment made by the former shareholders of AKM will also be paid from the Holdback Amount; if the Holdback Amount is insufficient, the former shareholders of AKM are liable for paying the balance, which cannot exceed amounts previously paid to the former shareholders of AKM under the AKM Purchase Agreement. The Company determined the fair value was determined based on the cash consideration discounted at the Company's cost of debt.

Transaction costs are not included as a component of consideration transferred and were expensed as incurred. The related transaction costs expensed for the three and nine months ended December 31, 2014 were approximately $0 and $37,000, respectively.

Pro Forma Financial Information

The results of operations for BCHC, HCHHA, AKM and SCHC are included in the condensed consolidated statements of operations from the acquisition date of each. The pro forma results of operations are prepared for comparative purposes only and do not necessarily reflect the results that would have occurred had the acquisitions occurred at the beginning of the years presented or the results which may occur in the future. The following unaudited pro forma results of operations for the three and nine months ended December 31, 2014 assume the BCHC, HCHHA, AKM and SCHC acquisitions had occurred on April 1, 2014, and for the nine months ended December 31, 2013 (as restated) assume the acquisitions had occurred on April 1, 2013:

	Three months ended December 31,		Nine months ended December 31,
	2014	2013	2014	2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Net revenue	$8,325,558	$5,947,500	$28,208,533	$14,905,735
Net loss	$(1,779,214)	$(1,111,769)	$(1,901,024)	$(4,447,545)
Basic and diluted loss per share	$(0.36)	$(0.23)	$(0.39)	$(1.19)

From the applicable closing date to December 31, 2014, revenues and net loss related to AKM, SCHC, BCHC and HCHHA included the accompanying unaudited condensed consolidated statements of operations were $4,254,938 and $(493,594), respectively.

3. Acquisitions

Aligned Healthcare Group

On February 15, 2011, the Company entered into a Stock Purchase Agreement (the “Purchase Agreement”) with Aligned Healthcare Group – California, Inc., Raouf Khalil, Jamie McReynolds, M.D., BJ Reese and BJ Reese & Associates, LLC, under which the Company acquired all of the issued and outstanding shares of capital stock and associated Intellectual property and related intangibles (the “Acquisition”) of AHI. Upon the signing of the Purchase Agreement, 100,000 shares of the Company’s common stock were issued (the “Initial Shares”).

On October 11, 2012, the Company entered into a Settlement Agreement and Mutual Release (the “Settlement Agreement”) with Aligned Healthcare, Inc. (“AHI”), Aligned Healthcare Group, LLC (“Aligned LLC”), Aligned Healthcare Group – California, Inc. (“Aligned Corp.”), Jamie McReynolds, M.D., BJ Reese, BJ Reese & Associates, LLC, Marcelle Khalil and Hany Khalil (collectively, the “Aligned Affiliates”). The Settlement Agreement terminates (a) the Company’s obligations with respect to the Aligned Affiliates under that certain Stock Purchase Agreement, dated as of February 15, 2011 (the “Purchase Agreement”), among the Company, Aligned LLC, Aligned Corp., Raouf Khalil, Jamie McReynolds, M.D., BJ Reese and BJ Reese & Associates, LLC, as amended by that certain First Amendment to Stock Purchase Agreement, dated as of July 8, 2011, among the Company, Aligned LLC, Aligned Corp., Raouf Khalil, Jamie McReynolds, M.D., BJ Reese and BJ Reese & Associates, LLC, and (b) AHI’s obligations to Aligned LLC and Aligned Corp. under that certain Services Agreement, dated as of July 8, 2011, among AHI, Aligned LLC and Aligned Corp.

Under the Settlement Agreement, the Company has reconveyed to Jamie McReynolds, M.D., BJ Reese & Associates, LLC and Aligned Corp. all of the shares of AHI common stock that the Company acquired from those parties under the Purchase Agreement. In addition, Jamie McReynolds, M.D., BJ Reese & Associates, LLC and Aligned Corp. have reconveyed to the Company 50,000 shares of the Company’s common stock, constituting all of the shares that were issued to them under the Purchase Agreement. Following these reconveyances, the Company owns 50% of the outstanding shares of AHI’s capital stock. The conveyances under the Settlement Agreement were in each case made for no additional consideration. The Settlement Agreement provides for a mutual general release of all claims between the Company and the Aligned Affiliates.

Verdugo Medical Management, Inc.

On August 1, 2012, Apollo entered into a stock purchase agreement (the “VMM Purchase Agreement”) with Dr. Eli Hendel, the sole shareholder of Verdugo Medical Management, Inc. (“VMM”), a provider of management services pursuant to a management services agreement (the “VMM MSA”) with Eli Hendel M.D., Inc. (“Hendel”), a medical group specializing in pulmonary and critical care patient services, under which the Company acquired all of the issued and outstanding shares of capital stock of VMM for $1,200. In addition, the Company’s subsidiary, ApolloMed ACO, entered into a consulting agreement with Dr. Hendel as chairman of its ACO advisory board in which Dr. Hendel received the right to acquire 120,000 shares of the Company’s restricted common stock for $0.01 per share. In the event the consulting agreement is terminated for “any or no reason”, the Company will have the right, but not the obligation, to repurchase at $0.01 per share 80,000 shares if the agreement is terminated within twelve months of the date of the VMM Purchase Agreement, and repurchase 40,000 shares if the agreement is terminated within 24 months. The fair value of the shares was estimated to be $480,000 (see Note 10).

As of August 1, 2012, VMM’s assets consisted solely of the VMM MSA with Hendel. The VMM MSA provides VMM with exclusive authority over all substantial non-medical decision-making related to the ongoing business operations of VMM. Based on the provisions of the VMM Purchase Agreement and MSA, we have determined that Hendel is a variable interest entity (VIE), and that we are the primary beneficiary because we have control over the operations of the VIE. Consequently, the Company consolidated the accounts of Hendel beginning August 1, 2012.

The following table summarizes the fair value of Hendel’s assets acquired and liabilities assumed at the date of acquisition of VMM and consolidation of Hendel:

Purchase Price	$1,200
Fair value of net assets acquired and consolidation of Hendel:
Cash	15,314
Accounts receivable	113,881
Prepaid expenses	6,869
Accounts payable and accrued liabilities	(22,968)
Non-controlling interest	(113,096)
Goodwill	$1,200

Medical Clinic Acquisitions

During the year ended January 31, 2014, ACC entered into three medical clinic acquisitions from third parties not affiliated with one another, as follows:

Whittier
On September 1, 2013, ACC acquired certain assets, excluding working capital, of a medical clinic in the Los Angeles, California area (“Whittier”). The Company accounted for the acquisition as a business combination using the acquisition method of accounting which requires, among other things, that assets acquired and liabilities assumed be recognized at their fair values as of the purchase date and be recorded on the balance sheet. The process for estimating the fair values of identifiable intangible assets involves the use of significant estimates and assumptions, including estimating future cash flows and developing appropriate discount rates.

Under the acquisition method of accounting, the total purchase price is allocated to Whittier’s net tangible and intangible assets based on their estimated fair values as of the closing date. The allocation of the total purchase price to the net assets acquired is included in our consolidated balance sheet. The acquisition-date fair value of the consideration transferred and the total purchase consideration allocated to the acquisition of the net tangible and intangible assets based on their estimated fair values were as of the closing date as follows:

		Subsequent
	Provisional	Change in
	Estimated	Valuation	Revised
	Fair Value	Estimate	Fair Value

Cash consideration	$100,000	$-	$100,000
Fair value of promissory note due to seller	125,000	20,000	145,000
Total purchase consideration	$225,000	$20,000	$245,000

Property and equipment	$-	10,000	$10,000
Exclusivity Agreement	-	40,000	40,000
Noncompete Agreement	-	20,000	20,000
Goodwill	225,000	(50,000)	175,000
Total fair value of assets acquired	$225,000	$20,000	$245,000

The acquired intangible assets consists of an exclusivity agreement principally relating to an independent practice association and a non-compete agreement with the selling physician. The weighted-average amortization period for such intangible assets acquired is outlined in the table below:

		Weighted-average
	Assets	Amortization
	Acquired	Period (years)

Exclusivity Agreement	$40,000	4
Noncompete Agreement	20,000	5
Total identifiable intangible assets	$60,000

Included in amortization of purchased intangible assets in the accompanying consolidated statement of operations for the year ended January 31, 2014 is $5,715 related to the amortization of these intangibles.

Property and equipment fair value was determined using historical cost adjusted for usage and management estimates.

The fair value of the exclusivity and non-compete agreements was estimated using the income approach. The income approach uses valuation techniques to convert future amounts to a discounted single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The fair value considered our estimates of future incremental earnings that may be achieved by the intangible assets.

The promissory note issued will be paid in installments of $15,000 per month for ten months commencing 90 days from the closing date under a non-interest bearing promissory note to be secured by the assets of the clinic. The Company determined the fair value of the note using an interest rate of 5.45 % per annum to discount future cash flows, which is based on Moody’s Baa-rated corporate bonds at the valuation date.

Goodwill is calculated as the excess of the consideration transferred over the net assets recognized and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Specifically, the goodwill recorded as part of the acquisition includes benefits that the Company believes will result from gaining additional expertise and intellectual property in the clinical care area and expand the reach of the Company’s Maverick Medical Group IPA. Goodwill is not amortized and is not deductible for tax purposes.

Transaction costs are not included as a component of consideration transferred and were expensed as incurred. The related transaction costs expensed for the year ended January 31, 2014 were approximately $7,500.

We do not consider this acquisition to be a material business combination and, therefore, have not disclosed separately the pro forma results of operations as required for material business combinations.

Fletcher
On January 6, 2014, ACC acquired certain assets, excluding working capital, of a medical clinic in the Los Angeles, California area (“Fletcher”). The Company accounted for the acquisition as a business combination using the acquisition method of accounting which requires, among other things, that assets acquired and liabilities assumed be recognized at their fair values as of the purchase date and be recorded on the balance sheet. The process for estimating the fair values of identifiable intangible assets involves the use of significant estimates and assumptions, including estimating future cash flows and developing appropriate discount rates. The acquisition-date fair value of the consideration transferred was as follows:

Cash consideration	$75,000
Fair value of promissory note due to seller	73,400
Total purchase consideration	$148,400

Under the acquisition method of accounting, the total purchase price is allocated to Fletcher’s net tangible and intangible assets based on their estimated fair values as of the closing date. The allocation of the total purchase price to the net assets acquired and included in our consolidated balance sheet is as follows:

Estimated
Fair Value
Property and equipment	$10,000
Noncompete Agreement	6,000
Goodwill	132,400
Total fair value of assets acquired	$148,400

The acquired intangible assets consisted of an exclusivity agreement principally relating to an independent practice association and a non-compete agreement with the selling physician. The weighted-average amortization period for such intangible assets acquired is outlined in the table below:

		Weighted-average
	Assets	Amortization
	Acquired	Period (years)

Noncompete Agreement	6,000	3
Total identifiable intangible assets	$6,000

Amortization expense related to the purchased intangible assets in the accompanying consolidated statement of operations for the year ended January 31, 2014 was not material.

Property and equipment fair value was determined using their historical cost adjusted for usage and management estimates.

The fair value of the non-compete agreement was estimated using the income approach. The income approach uses valuation techniques to convert future amounts to a single discounted present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The fair value considered our estimates of future incremental earnings that may be achieved by the intangible assets.

The promissory note issued will be paid in installments of $15,000 per month for five months commencing April 1, 2014 under a non-interest bearing promissory note to be secured by the assets of the clinic. The Company determined the fair value of the note using an interest rate of 5.30% per annum to discount future cash flows, which is based on Moody’s Baa-rated corporate bonds at the valuation date.

Goodwill is calculated as the excess of the consideration transferred over the net assets recognized and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Specifically, the goodwill recorded as part of the acquisition includes benefits that the Company believes will result from gaining additional expertise and intellectual property in the clinical care area and expand the reach of the Company’s Maverick Medical Group IPA. Goodwill is not amortized and is not deductible for tax purposes.

Transaction costs are not included as a component of consideration transferred and were expensed as incurred. The related transaction costs expensed for the year ended January 31, 2014 were approximately $5,300.

We do not consider this acquisition to be a material business combination and, therefore, have not disclosed separately the pro forma results of operations as required for material business combinations.

Eagle Rock
On December 7, 2013 ACC, acquired certain assets, excluding working capital, of a medical clinic in the Los Angeles, California area (“Eagle Rock”). The Company accounted for the acquisition as a business combination using the acquisition method of accounting which requires, among other things, that assets acquired and liabilities assumed be recognized at their fair values as of the purchase date and be recorded on the balance sheet. The process for estimating the fair values of identifiable intangible assets involves the use of significant estimates and assumptions, including estimating future cash flows and developing appropriate discount rates. The acquisition-date fair value of the consideration transferred as of the closing date is as follows:

Cash consideration	$75,000
Fair value of promissory note due to seller	81,500
Total purchase consideration	$156,500

Under the acquisition method of accounting, the total purchase price is allocated to Eagle Rock’s net tangible and intangible assets based on their estimated fair values as of the closing date. The allocation of the total purchase price to the net assets acquired and included in our consolidated balance sheet is as follows:

Estimated
Fair Value
Noncompete Agreement	$2,400
Goodwill	154,100
Total fair value of assets acquired	$156,500

The acquired intangible assets consists of an exclusivity agreement principally relating to an independent practice association and a non-compete agreement with the selling physician. The weighted-average amortization period for such intangible assets acquired is outlined in the table below:

		Weighted-average
	Assets	Amortization
	Acquired	Period (years)

Noncompete Agreement	2,400	3
Total identifiable intangible assets	$2,400

Amortization expense related to the purchased intangible assets in the accompanying consolidated statement of operations for the year ended January 31, 2014 was not material.

Property and equipment fair value was determined using their historical cost adjusted for usage and management estimates.

The fair value of the non-compete agreement was estimated using the income approach. The income approach uses valuation techniques to convert future amounts to a single discounted present value amount. Our measurement is based on the value indicated by current market expectations about those future amounts. The fair value considered our estimates of future incremental earnings that may be achieved by the intangible assets.

The promissory note issued will be paid in installments of $10,000 per month for eight months commencing March 1, 2014 under a non-interest bearing promissory note to be secured by the assets of the clinic. The Company determined the fair value of the note using an interest rate of 5.46 % per annum to discount future cash flows, which is based on based on index of Moody's Baa-rated corporate bonds as of the valuation date.

Goodwill is calculated as the excess of the consideration transferred over the net assets recognized and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Specifically, the goodwill recorded as part of the acquisition includes benefits that the Company believes will result from gaining additional expertise and intellectual property in the clinical care area and expand the reach of the Company’s Maverick Medical Group IPA. Goodwill is not amortized and is not deductible for tax purposes.

Transaction costs are not included as a component of consideration transferred and were expensed as incurred. The related transaction costs expensed for the year ended January 31, 2014 were approximately $5,900.

We do not consider this acquisition to be a material business combination and, therefore, have not disclosed separately the pro forma results of operations as required for material business combinations.

The results of operations in the aggregate for the Medical Clinic Acquisitions discussed above are included in the consolidated statements of operations from their acquisition dates. The pro forma results of continuing operations are prepared for comparative purposes only and do not necessarily reflect the results that would have occurred had the acquisition occurred at the beginning of the years presented or the results which may occur in the future. The following unaudited pro forma results of operations for year ended January 31, 2014 assume the Medical Clinic Acquisitions in the aggregate had occurred on February 1, 2013, and for the year ended January 31, 2013 assume the Medical Clinic Acquisitions in the aggregate had occurred on February 1, 2012:

	2014 (Unaudited)	2013 (Unaudited)
Net revenue	$11,570,305	$9,162,131
Net loss	$(4,526,075)	$(8,801,564)
Basic and diluted net loss per share	$(1.22)	$(2.71)